Information by Segment - Segment Information by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
TOTAL CURRENT ASSETS	$ 7,062,479	$ 6,179,256
Cash and cash equivalents	1,396,253	1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Current lease liabilities	60,687	51,495
Trade and other current receivables	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273	$ 1,978
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred taxes Assets before compensation	992,368	994,382
TOTAL ASSETS	34,958,938	26,933,558
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other accounts payable, current	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liabilities	187,891	91,070
Trade payables, non-current	2,689,067	2,061,475
Non-current accounts payable to related companies	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
TOTAL EQUITY	15,030,093	10,333,663	12,246,186	$ 8,831,900
Equity attributable to shareholders of Enel Amricas	12,832,657	8,105,859
Share and paid-in capital	15,799,499	9,763,078
Retained earnings (losses)	5,768,691	5,415,698
Treasury shares in portfolio	(272)
Other reserves	(8,735,261)	(7,072,917)	(5,291,999)	$ (4,880,883)
Non-controlling interests	2,197,436	2,227,804
TOTAL LIABILITIES AND EQUITY	34,958,938	26,933,558
Revenues and Other income, by nature	16,192,336	12,291,745	14,387,457
Revenues	14,535,024	11,238,976	13,053,376
Energy sales	12,807,702	9,655,212	11,282,254
Other sales	48,589	36,968	58,752
Other services rendered	1,678,733	1,546,796	1,712,370
Other income, by nature	1,657,312	1,052,769	1,334,081
Raw Materials and Consumables Used	(10,451,383)	(7,555,915)	(8,541,023)
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Other miscellaneous supplies and services	(1,603,195)	(1,063,692)	(1,056,122)
Contribution Margin	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
GROSS OPERATING RESULT	4,102,371	3,252,657	4,067,537
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
OPERATING INCOME	2,664,046	2,152,186	2,842,208
Total financial results	(727,642)	(412,178)	(450,878)
Total financial income	295,442	222,406	376,316
Cash and cash equivalents	64,812	59,510	145,532
Other financial income	230,630	162,896	230,784
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Bank borrowings	(126,357)	(70,023)	(134,024)
Secured and unsecured obligations	(224,733)	(208,630)	(281,359)
Other	(700,975)	(489,800)	(673,248)
Income from indexation units	30,667	76,698	124,477
Foreign currency exchange differences	(1,686)	57,171	136,960
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Total	3,218	4,671	14,196
Gain (loss) from other investments	543	54	1,048
Gain (loss) from the sale of assets	2,675	4,617	13,148
Profit (loss) before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
INCOME AFTER TAX	1,134,511	1,181,252	2,169,763
Profit (loss)	1,134,511	1,181,252	2,169,763
Profit (loss) attributable to owners of the parent	740,859	825,197	1,614,085
Profit (loss) attributable to non-controlling interests	393,652	356,055	555,678
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,615,576	2,425,510	2,527,511
Net cash flows from (used in) investing activities	(1,934,297)	(1,535,616)	(1,599,798)
Net cash flows from (used in) financing activities	(594,750)	(1,186,535)	(822,904)
Operating Segments [member] | Chile
ASSETS
TOTAL CURRENT ASSETS	445,620	249,106
Cash and cash equivalents	124,187	8,050
Other current financial assets	146	116
Other current non-financial assets	4,484	16,730
Current lease liabilities		19
Trade and other current receivables	1,585	1,587
Current accounts receivable from related parties	305,735	213,077
Current tax assets	9,483	9,546
TOTAL NON-CURRENT ASSETS	16,425,543	10,473,781
Other non-current non-financial assets	5,157	2,980
Trade and other non-current receivables	43	77
Non-current accounts receivable from related parties	245,049	225,000
Investments accounted for using the equity method	16,172,024	10,245,701
Right-of-use assets		24
Deferred taxes Assets before compensation	3,270
Deferred tax assets		(1)
TOTAL ASSETS	16,871,163	10,722,887
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	130,647	595,828
Other current financial liabilities	9,914	339,842
Current lease liabilities		19
Trade and other accounts payable, current	25,629	46,970
Current accounts payable to related parties	94,134	208,628
Other current provisions	54
Other current non-financial liabilities	916	369
TOTAL NON-CURRENT LIABILITIES	594,560	597,203
Other non-current financial liabilities	590,081	591,722
Deferred tax liabilities	2,057	2,521
Non-current provisions for employee benefits	2,422	2,960
TOTAL EQUITY	16,145,956	9,529,856
Equity attributable to shareholders of Enel Amricas	16,145,956	9,529,856
Share and paid-in capital	16,512,785	9,763,079
Retained earnings (losses)	3,290,142	3,008,390
Treasury shares in portfolio	(272)
Other reserves	(3,656,699)	(3,241,613)
TOTAL LIABILITIES AND EQUITY	16,871,163	10,722,887
Revenues and Other income, by nature	459	165	902
Revenues	147
Other services rendered	147
Other income, by nature	312	165	902
Raw Materials and Consumables Used	(44)	(99)
Other miscellaneous supplies and services	(44)	(99)
Contribution Margin	415	66	902
Employee benefits expenses	(7,532)	(5,957)	(7,695)
Other expense, by nature	(24,059)	(21,054)	(23,211)
GROSS OPERATING RESULT	(31,176)	(26,945)	(30,004)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(110)
OPERATING INCOME	(31,286)	(26,945)	(30,004)
Total financial results	(118,049)	(21,872)	(31,514)
Total financial income	21,333	25,063	37,675
Cash and cash equivalents	495	4,066	16,018
Other financial income	20,838	20,997	21,657
Financial costs	(64,235)	(62,972)	(50,740)
Bank borrowings	(1,616)	(9,190)	(11,379)
Secured and unsecured obligations	(24,530)	(24,809)	(25,225)
Other	(38,089)	(28,973)	(14,136)
Foreign currency exchange differences	(75,147)	16,037	(18,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	168	475	(227)
Profit (loss) before taxes	(149,167)	(48,342)	(61,745)
Income tax expense (income)	1,101	(3,840)	9,598
INCOME AFTER TAX	(148,066)	(52,182)	(52,147)
Profit (loss)	(148,066)	(52,182)	(52,147)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(64,071)	(52,803)	(49,135)
Net cash flows from (used in) investing activities	391,298	175,657	(2,220,047)
Net cash flows from (used in) financing activities	(920,387)	(719,042)	2,475,888
Operating Segments [member] | Argentina
ASSETS
TOTAL CURRENT ASSETS	617,133	603,494
Cash and cash equivalents	63,620	139,448
Other current financial assets	145,102	65,382
Other current non-financial assets	30,526	42,123
Current lease liabilities	14	78
Trade and other current receivables	312,034	310,882
Current accounts receivable from related parties	1,694	148
Inventories	55,911	42,883
Current tax assets	8,246	2,628
TOTAL NON-CURRENT ASSETS	2,810,065	2,468,259
Other non-current financial assets	26,194	25,461
Other non-current non-financial assets	831	898
Trade and other non-current receivables	226,424	268,536
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	309,908	315,981
Intangible assets other than goodwill	86,948	61,159
Goodwill		4,523
Property, plant and equipment	2,143,757	1,762,799
Right-of-use assets	49	124
Deferred taxes Assets before compensation	15,928	28,746
TOTAL ASSETS	3,427,198	3,071,753
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,010,729	689,017
Other current financial liabilities	5,756	6,088
Current lease liabilities	14	78
Trade and other accounts payable, current	866,558	527,729
Current accounts payable to related parties	38,322	31,787
Other current provisions	49,900	45,167
Current tax liabilities	13,882	44,383
Other current non-financial liabilities	36,297	33,785
TOTAL NON-CURRENT LIABILITIES	651,831	509,899
Other non-current financial liabilities	36,210	40,785
Non-current lease liabilities	24	45
Trade payables, non-current	53,914	86,559
Other long-term provisions	19,116	19,760
Deferred tax liabilities	459,883	286,936
Non-current provisions for employee benefits	17,231	13,920
Other non-current non-financial liabilities	65,453	61,894
TOTAL EQUITY	1,764,638	1,872,837
Equity attributable to shareholders of Enel Amricas	1,764,638	1,872,837
Share and paid-in capital	1,733,076	953,561
Retained earnings (losses)	(1,075,881)	(121,454)
Other reserves	1,107,443	1,040,730
TOTAL LIABILITIES AND EQUITY	3,427,198	3,071,753
Revenues and Other income, by nature	1,020,808	1,030,361	1,782,532
Revenues	1,002,520	995,970	1,481,493
Energy sales	959,343	958,852	1,435,040
Other sales	3,007	2,431	2,771
Other services rendered	40,170	34,687	43,682
Other income, by nature	18,288	34,391	301,039
Raw Materials and Consumables Used	(547,878)	(551,514)	(903,365)
Energy purchases	(492,225)	(490,953)	(715,723)
Fuel consumption	(1,170)	(1,180)	(100,579)
Transportation costs	(18,016)	(24,348)	(25,949)
Other miscellaneous supplies and services	(36,467)	(35,033)	(61,114)
Contribution Margin	472,930	478,847	879,167
Other work performed by the entity and capitalized	50,036	31,296	48,095
Employee benefits expenses	(194,075)	(154,984)	(200,284)
Other expense, by nature	(175,618)	(169,255)	(175,437)
GROSS OPERATING RESULT	153,273	185,904	551,541
Depreciation and amortization expense	(191,590)	(160,424)	(143,179)
Impairment (loss) reversal recognized in profit or loss	(87,492)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,957)	(44,434)	(42,541)
OPERATING INCOME	(134,766)	(18,954)	365,821
Total financial results	(33,872)	65,733	160,817
Total financial income	90,274	85,954	122,200
Cash and cash equivalents	50,182	40,218	90,691
Other financial income	40,092	45,736	31,509
Financial costs	(247,098)	(148,439)	(189,401)
Bank borrowings	(723)	(3,334)	(4,019)
Secured and unsecured obligations		(1)
Other	(246,375)	(145,104)	(185,382)
Income from indexation units	30,667	76,698	124,477
Foreign currency exchange differences	92,285	51,520	103,541
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,013	2,658	810
Total	1,602	61	1,080
Gain (loss) from other investments		54	1,041
Gain (loss) from the sale of assets	1,602	7	39
Profit (loss) before taxes	(166,023)	49,498	528,528
Income tax expense (income)	(138,296)	(36,154)	(132,137)
INCOME AFTER TAX	(304,319)	13,344	396,391
Profit (loss)	(304,319)	13,344	396,391
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	396,787	272,134	241,095
Net cash flows from (used in) investing activities	(263,820)	(169,918)	(175,679)
Net cash flows from (used in) financing activities	(140,081)	(59,659)	(47,566)
Operating Segments [member] | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,804,124	4,138,518
Cash and cash equivalents	757,875	741,381
Other current financial assets	89,881	160,734
Other current non-financial assets	655,856	411,573
Current lease liabilities	23,393	15,702
Trade and other current receivables	2,822,353	2,407,709
Current accounts receivable from related parties	6,885	38,761
Inventories	342,555	272,754
Current tax assets	128,719	105,606
TOTAL NON-CURRENT ASSETS	16,352,912	11,374,761
Other non-current financial assets	3,326,017	2,765,194
Other non-current non-financial assets	3,041,765	2,272,857
Trade and other non-current receivables	470,304	276,346
Intangible assets other than goodwill	4,322,605	4,256,831
Goodwill	460,793	494,129
Property, plant and equipment	3,670,373	304,256
Investment property	6,272	7,942
Right-of-use assets	117,760	43,099
Deferred taxes Assets before compensation	937,023	954,107
TOTAL ASSETS	21,157,036	15,513,279
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	4,979,138	4,192,739
Other current financial liabilities	552,177	797,217
Current lease liabilities	23,393	15,702
Trade and other accounts payable, current	3,230,087	2,758,445
Current accounts payable to related parties	897,617	337,202
Other current provisions	76,248	77,844
Current tax liabilities	13,703	33,986
Other current non-financial liabilities	185,913	172,343
TOTAL NON-CURRENT LIABILITIES	8,551,717	6,168,982
Other non-current financial liabilities	2,525,836	1,539,623
Non-current lease liabilities	99,943	35,901
Trade payables, non-current	2,633,688	1,962,061
Non-current accounts payable to related companies	1,203,492	369,498
Other long-term provisions	685,669	714,757
Deferred tax liabilities	41,194	40,030
Non-current provisions for employee benefits	1,311,654	1,476,884
Other non-current non-financial liabilities	50,241	30,228
TOTAL EQUITY	7,626,181	5,151,558
Equity attributable to shareholders of Enel Amricas	7,626,181	5,151,558
Share and paid-in capital	5,830,987	3,695,565
Retained earnings (losses)	726,440	197,561
Issuance premium	536,514	575,327
Treasury shares in portfolio	(19,933)	(21,375)
Other reserves	552,173	704,480
TOTAL LIABILITIES AND EQUITY	21,157,036	15,513,279
Revenues and Other income, by nature	11,010,682	7,679,515	8,682,235
Revenues	9,485,935	6,696,125	7,685,111
Energy sales	8,660,405	5,944,342	6,805,945
Other sales	152	698	3,755
Other services rendered	825,378	751,085	875,411
Other income, by nature	1,524,747	983,390	997,124
Raw Materials and Consumables Used	(8,160,658)	(5,450,908)	(5,906,736)
Energy purchases	(6,206,070)	(3,896,510)	(4,311,902)
Fuel consumption	(32,314)	(41,363)	(58,506)
Transportation costs	(639,364)	(675,394)	(739,219)
Other miscellaneous supplies and services	(1,282,910)	(837,641)	(797,109)
Contribution Margin	2,850,024	2,228,607	2,775,499
Other work performed by the entity and capitalized	114,189	76,744	89,871
Employee benefits expenses	(353,816)	(234,994)	(434,266)
Other expense, by nature	(662,059)	(632,746)	(713,637)
GROSS OPERATING RESULT	1,948,338	1,437,611	1,717,467
Depreciation and amortization expense	(462,945)	(393,848)	(488,163)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(314,155)	(167,469)	(225,557)
OPERATING INCOME	1,171,238	876,294	1,003,747
Total financial results	(478,215)	(391,757)	(447,507)
Total financial income	181,403	112,030	217,917
Cash and cash equivalents	9,074	4,727	25,405
Other financial income	172,329	107,303	192,512
Financial costs	(617,330)	(414,707)	(679,377)
Bank borrowings	(104,414)	(45,544)	(106,312)
Secured and unsecured obligations	(98,599)	(67,717)	(112,770)
Other	(414,317)	(301,446)	(460,295)
Foreign currency exchange differences	(42,288)	(89,080)	13,953
Total	523	870	2,144
Gain (loss) from other investments	543		1
Gain (loss) from the sale of assets	(20)	870	2,143
Profit (loss) before taxes	693,546	485,407	558,384
Income tax expense (income)	(183,498)	(147,963)	313,730
INCOME AFTER TAX	510,048	337,444	872,114
Profit (loss)	510,048	337,444	872,114
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	679,753	922,297	999,122
Net cash flows from (used in) investing activities	(1,868,087)	(755,047)	(855,965)
Net cash flows from (used in) financing activities	1,087,188	(55,832)	(66,875)
Operating Segments [member] | Colombia
ASSETS
TOTAL CURRENT ASSETS	657,247	850,472
Cash and cash equivalents	156,714	383,257
Other current financial assets	76,750	4,047
Other current non-financial assets	13,731	27,496
Current lease liabilities	9,246	4,792
Trade and other current receivables	328,827	331,070
Current accounts receivable from related parties	1,662	1,790
Inventories	76,415	102,781
Current tax assets	2,628	31
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	4,253,624	4,397,892
Other non-current financial assets	6,718	153
Other non-current non-financial assets	27,954	33,029
Trade and other non-current receivables	20,201	33,565
Investments accounted for using the equity method	118	127
Intangible assets other than goodwill	165,571	135,881
Goodwill	4,709	5,601
Property, plant and equipment	3,963,160	4,158,620
Right-of-use assets	60,872	19,639
Deferred taxes Assets before compensation	4,321	11,277
TOTAL ASSETS	4,910,871	5,248,364
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,026,528	1,206,026
Other current financial liabilities	372,308	454,167
Current lease liabilities	9,246	4,792
Trade and other accounts payable, current	467,335	492,040
Current accounts payable to related parties	27,518	72,213
Other current provisions	30,974	40,176
Current tax liabilities	87,273	110,724
Other current non-financial liabilities	31,874	31,914
TOTAL NON-CURRENT LIABILITIES	1,513,850	1,537,229
Other non-current financial liabilities	1,213,912	1,251,199
Non-current lease liabilities	53,588	15,639
Trade payables, non-current	874	1,136
Other long-term provisions	74,773	78,504
Deferred tax liabilities	83,284	63,683
Non-current provisions for employee benefits	87,419	124,248
Other non-current non-financial liabilities		2,820
TOTAL EQUITY	2,370,493	2,505,109
Equity attributable to shareholders of Enel Amricas	2,370,493	2,505,109
Share and paid-in capital	167,712	195,415
Retained earnings (losses)	843,648	972,249
Issuance premium	380,242	88,781
Other reserves	978,891	1,248,664
TOTAL LIABILITIES AND EQUITY	4,910,871	5,248,364
Revenues and Other income, by nature	2,611,405	2,337,750	2,538,922
Revenues	2,525,043	2,311,045	2,513,971
Energy sales	1,732,425	1,564,664	1,734,645
Other sales	30,159	23,990	28,737
Other services rendered	762,459	722,391	750,589
Other income, by nature	86,362	26,705	24,951
Raw Materials and Consumables Used	(1,047,352)	(930,528)	(1,054,749)
Energy purchases	(537,258)	(500,924)	(596,652)
Fuel consumption	(20,599)	(39,785)	(49,225)
Transportation costs	(273,634)	(247,325)	(261,082)
Other miscellaneous supplies and services	(215,861)	(142,494)	(147,790)
Contribution Margin	1,564,053	1,407,222	1,484,173
Other work performed by the entity and capitalized	31,984	28,877	32,179
Employee benefits expenses	(98,364)	(107,827)	(102,834)
Other expense, by nature	(145,507)	(148,088)	(146,478)
GROSS OPERATING RESULT	1,352,166	1,180,184	1,267,040
Depreciation and amortization expense	(192,774)	(181,986)	(195,488)
Impairment (loss) reversal recognized in profit or loss			3,433
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(14,354)	(16,442)	(6,609)
OPERATING INCOME	1,145,038	981,756	1,068,376
Total financial results	(97,679)	(119,660)	(140,101)
Total financial income	14,675	13,848	11,548
Cash and cash equivalents	4,431	7,743	8,573
Other financial income	10,244	6,105	2,975
Financial costs	(109,145)	(132,205)	(151,500)
Bank borrowings	(12,641)	(8,732)	(10,896)
Secured and unsecured obligations	(81,574)	(91,178)	(116,309)
Other	(14,930)	(32,295)	(24,295)
Foreign currency exchange differences	(3,209)	(1,303)	(149)
Total	640	124	308
Gain (loss) from other investments			6
Gain (loss) from the sale of assets	640	124	302
Profit (loss) before taxes	1,047,999	862,220	928,583
Income tax expense (income)	(327,227)	(286,707)	(302,350)
INCOME AFTER TAX	720,772	575,513	626,233
Profit (loss)	720,772	575,513	626,233
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,028,000	939,651	865,922
Net cash flows from (used in) investing activities	(587,280)	(464,647)	(386,559)
Net cash flows from (used in) financing activities	(641,850)	(303,393)	(705,497)
Operating Segments [member] | Peru
ASSETS
TOTAL CURRENT ASSETS	550,690	546,260
Cash and cash equivalents	140,835	234,857
Other current financial assets	61
Other current non-financial assets	115,248	62,864
Current lease liabilities	27,366	30,904
Trade and other current receivables	182,201	182,959
Current accounts receivable from related parties	4,930	2,496
Inventories	56,516	53,015
Current tax assets	50,899	10,069
TOTAL NON-CURRENT ASSETS	2,670,200	2,382,886
Other non-current financial assets	12	55
Other non-current non-financial assets	36,068	23,092
Investments accounted for using the equity method	10,033
Intangible assets other than goodwill	82,872	70,955
Goodwill	2,675
Property, plant and equipment	2,371,121	2,128,997
Right-of-use assets	138,295	159,534
Deferred taxes Assets before compensation	29,124	253
TOTAL ASSETS	3,220,890	2,929,146
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	749,910	627,532
Other current financial liabilities	292,679	227,816
Current lease liabilities	27,366	30,904
Trade and other accounts payable, current	276,187	207,027
Current accounts payable to related parties	62,475	42,577
Other current provisions	7,668	57,238
Current tax liabilities	53,643	33,777
Other current non-financial liabilities	29,892	28,193
TOTAL NON-CURRENT LIABILITIES	909,570	734,467
Other non-current financial liabilities	551,544	414,377
Non-current lease liabilities	23,212	39,485
Trade payables, non-current	591	11,719
Non-current accounts payable to related companies	7,804
Other long-term provisions	51,819	20,879
Deferred tax liabilities	251,287	219,783
Non-current provisions for employee benefits	4,435	6,205
Other non-current non-financial liabilities	18,878	22,019
TOTAL EQUITY	1,561,410	1,567,147
Equity attributable to shareholders of Enel Amricas	1,561,410	1,567,147
Share and paid-in capital	1,632,426	1,483,352
Retained earnings (losses)	116,498	272,808
Issuance premium	1,483	1,612
Other reserves	(188,997)	(190,625)
TOTAL LIABILITIES AND EQUITY	3,220,890	2,929,146
Revenues and Other income, by nature	1,316,723	1,243,993	1,382,940
Revenues	1,304,744	1,235,836	1,372,801
Energy sales	1,241,473	1,187,354	1,306,624
Other sales	15,273	9,849	23,489
Other services rendered	47,998	38,633	42,688
Other income, by nature	11,979	8,157	10,139
Raw Materials and Consumables Used	(652,394)	(622,866)	(676,173)
Energy purchases	(453,791)	(449,500)	(473,129)
Fuel consumption	(62,583)	(55,522)	(68,807)
Transportation costs	(77,002)	(69,419)	(84,128)
Other miscellaneous supplies and services	(59,018)	(48,425)	(50,109)
Contribution Margin	664,329	621,127	706,767
Other work performed by the entity and capitalized	14,343	10,234	11,420
Employee benefits expenses	(63,957)	(61,284)	(64,674)
Other expense, by nature	(93,137)	(94,174)	(92,020)
GROSS OPERATING RESULT	521,578	475,903	561,493
Depreciation and amortization expense	(118,166)	(121,841)	(121,500)
Impairment (loss) reversal recognized in profit or loss	(8,193)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(7,653)	(14,027)	(4,418)
OPERATING INCOME	387,566	340,035	434,268
Total financial results	(29,964)	(26,007)	(30,553)
Total financial income	5,803	6,508	8,632
Cash and cash equivalents	572	2,756	4,845
Other financial income	5,231	3,752	3,787
Financial costs	(28,767)	(31,127)	(39,268)
Bank borrowings	(6,963)	(3,223)	(1,418)
Secured and unsecured obligations	(20,030)	(24,925)	(27,055)
Other	(1,774)	(2,979)	(10,795)
Foreign currency exchange differences	(7,000)	(1,388)	83
Total	26	3,616	10,664
Gain (loss) from the sale of assets	26	3,616	10,664
Profit (loss) before taxes	357,628	317,644	414,379
Income tax expense (income)	(125,751)	(91,896)	(125,187)
INCOME AFTER TAX	231,877	225,748	289,192
Profit (loss)	231,877	225,748	289,192
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	448,032	342,021	454,719
Net cash flows from (used in) investing activities	(241,946)	(176,299)	(208,685)
Net cash flows from (used in) financing activities	(283,804)	(192,090)	(215,929)
Operating Segments [member] | Central America
ASSETS
TOTAL CURRENT ASSETS	290,651
Cash and cash equivalents	153,022
Other current financial assets	90
Other current non-financial assets	8,915
Current lease liabilities	668
Trade and other current receivables	64,015
Current accounts receivable from related parties	55,965
Inventories	6,879
Current tax assets	1,765
TOTAL NON-CURRENT ASSETS	1,406,373
Other non-current financial assets	114,235
Other non-current non-financial assets	33,646
Trade and other non-current receivables	7,879
Investments accounted for using the equity method	288,385
Intangible assets other than goodwill	98,274
Goodwill	1,158
Property, plant and equipment	849,117
Right-of-use assets	10,977
Deferred taxes Assets before compensation	2,702
TOTAL ASSETS	1,697,024
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	72,238
Current lease liabilities	668
Trade and other accounts payable, current	22,601
Current accounts payable to related parties	33,030
Current tax liabilities	14,559
Other current non-financial liabilities	1,380
TOTAL NON-CURRENT LIABILITIES	157,224
Non-current lease liabilities	11,124
Non-current accounts payable to related companies	96,643
Other long-term provisions	7,442
Deferred tax liabilities	41,695
Non-current provisions for employee benefits	320
TOTAL EQUITY	1,467,562
Equity attributable to shareholders of Enel Amricas	1,467,562
Share and paid-in capital	997,095
Retained earnings (losses)	407,820
Other reserves	62,647
TOTAL LIABILITIES AND EQUITY	1,697,024
Revenues and Other income, by nature	232,548
Revenues	216,619
Energy sales	214,056
Other services rendered	2,563
Other income, by nature	15,929
Raw Materials and Consumables Used	(43,057)
Energy purchases	(21,986)
Transportation costs	(12,176)
Other miscellaneous supplies and services	(8,895)
Contribution Margin	189,491
Employee benefits expenses	(12,158)
Other expense, by nature	(19,156)
GROSS OPERATING RESULT	158,177
Depreciation and amortization expense	(27,621)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	57
OPERATING INCOME	130,613
Total financial results	(3,111)
Total financial income	2,792
Cash and cash equivalents	58
Other financial income	2,734
Financial costs	(6,328)
Other	(6,328)
Foreign currency exchange differences	425
Total	427
Gain (loss) from the sale of assets	427
Profit (loss) before taxes	127,929
Income tax expense (income)	(32,621)
INCOME AFTER TAX	95,308
Profit (loss)	95,308
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	122,998
Net cash flows from (used in) investing activities	1,168
Net cash flows from (used in) financing activities	(85,426)
Eliminations and Reconciling Items [Member]
ASSETS
TOTAL CURRENT ASSETS	(302,986)	(208,594)
Trade and other current receivables	126	728
Current accounts receivable from related parties	(303,112)	(209,322)
TOTAL NON-CURRENT ASSETS	(16,022,258)	(10,343,277)
Non-current accounts receivable from related parties	(245,049)	(225,000)
Investments accounted for using the equity method	(16,778,099)	(10,559,536)
Goodwill	1,000,890	441,259
TOTAL ASSETS	(16,325,244)	(10,551,871)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(173,656)	(33,920)
Trade and other accounts payable, current	23,733	61,365
Current accounts payable to related parties	(197,389)	(95,285)
TOTAL NON-CURRENT LIABILITIES	(245,441)	(225,107)
Non-current accounts payable to related companies	(245,441)	(225,107)
TOTAL EQUITY	(15,906,147)	(10,292,844)
Equity attributable to shareholders of Enel Amricas	(15,906,147)	(10,292,844)
Share and paid-in capital	(11,074,582)	(6,327,894)
Retained earnings (losses)	1,460,024	1,086,144
Issuance premium	(918,239)	(665,720)
Treasury shares in portfolio	19,933	21,375
Other reserves	(5,393,283)	(4,406,749)
TOTAL LIABILITIES AND EQUITY	(16,325,244)	(10,551,871)
Revenues and Other income, by nature	(289)	(39)	(74)
Revenues	16
Other sales	(2)
Other services rendered	18
Other income, by nature	(305)	(39)	(74)
Energy purchases			543
Transportation costs			(543)
Contribution Margin	(289)	(39)	(74)
Other expense, by nature		(39)
Other expenses	304		74
GROSS OPERATING RESULT	15
Impairment (loss) reversal recognized in profit or loss	(4,372)
OPERATING INCOME	(4,357)
Total financial results	33,248	81,385	37,980
Total financial income	(20,838)	(20,997)	(21,656)
Other financial income	(20,838)	(20,997)	(21,656)
Financial costs	20,838	20,997	21,655
Other	20,838	20,997	21,655
Foreign currency exchange differences	33,248	81,385	37,981
Profit (loss) before taxes	28,891	81,385	37,980
INCOME AFTER TAX	28,891	81,385	37,980
Profit (loss)	28,891	81,385	37,980
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	4,077	2,210	15,788
Net cash flows from (used in) investing activities	634,370	(145,362)	2,247,137
Net cash flows from (used in) financing activities	$ 389,610	$ 143,481	$ (2,262,925)